Consolidated Statements of Comprehensive Loss ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 121,814	$ 17,497	¥ 66,487	¥ 31,695
Costs of revenues	(50,596)	(7,268)	(32,740)	(27,511)
Gross profit	71,218	10,229	33,747	4,184
Operating expenses:
Sales and marketing expenses	(26,855)	(3,857)	(20,174)	(30,357)
General and administrative expenses	(36,948)	(5,307)	(35,939)	(35,387)
Research and development expenses	(57,167)	(8,212)	(60,276)	(68,669)
Total operating expenses	(120,970)	(17,376)	(116,389)	(134,413)
Other operating income	3,407	489	8,293	4,312
Operating loss	(46,345)	(6,658)	(74,349)	(125,917)
Other income/(expense):
Interest income	883	127	1,057	174
Interest expenses	(837)	(120)	(564)
Foreign exchange gain	109	16	70	440
Loss on deconsolidation of subsidiaries				(45)
Other income	440	63	1,690	44,113
Other expense	(1,416)	(203)	(8,129)	(156)
Total other income/(expense)	(821)	(117)	(5,876)	44,526
Loss before income tax and share of net loss from an equity investee	(47,166)	(6,775)	(80,225)	(81,391)
Income tax expenses	(754)	(108)	(76)	(5,184)
Loss before share of net loss from an equity investee	(47,920)	(6,883)	(80,301)	(86,575)
Share of net loss from an equity investee	(74)	(11)	(162)
Net loss	(47,994)	(6,894)	(80,463)	(86,575)
Net income/(loss) attributable to non-controlling interests	551	79	(1,350)	858
Modification of Redeemable Convertible Preferred Shares	(9,986)	(1,434)
Net loss attributable to EHang Holdings Limited	(48,545)	(6,973)	(79,113)	(87,433)
Accretion to redemption value of redeemable convertible preferred shares	(17,262)	(2,480)		(7,566)
Net loss attributable to ordinary shareholders	¥ (75,793)	$ (10,887)	¥ (79,113)	¥ (94,999)
Net loss per ordinary share:
Basic and diluted | ¥ / shares			¥ (1.39)	¥ (1.67)
Net loss per Class A and Class B ordinary share:
Basic and diluted | (per share)	¥ (1.24)	$ (0.18)
Net loss per ADS (1 ADS equals 2 Class A ordinary shares):
Basic and diluted | (per share)	¥ (2.48)	$ (0.36)
Shares used in net loss per share computation (in thousands of shares):
Basic and diluted | shares	61,136	61,136	56,792	56,792
Other comprehensive income
Foreign currency translation adjustments net of tax of nil	¥ 1,346	$ 193	¥ 1,723	¥ 7,819
Reclassification of accumulated other comprehensive income on deconsolidation of subsidiaries net of tax of nil				(1,325)
Total other comprehensive income, net of tax	1,346	193	1,723	6,494
Comprehensive loss	(46,648)	(6,701)	(78,740)	(80,081)
Less: Comprehensive income/(loss) attributable to non-controlling interests	551	79	(1,350)	858
Comprehensive loss attributable to EHang Holdings Limited	(47,199)	(6,780)	(77,390)	(80,939)
Product [Member]
Revenues:
Revenues	90,843	13,049	34,225	13,498
Costs of revenues	(38,847)	(5,580)	(22,553)	(20,925)
Service [Member]
Revenues:
Revenues	30,971	4,448	32,262	18,197
Costs of revenues	¥ (11,749)	$ (1,688)	¥ (10,187)	¥ (6,586)